GOLD STREAM OBLIGATION (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Designated financial liabilities at fair value through profit or loss [abstract]
Balance		$ 273.5	$ 246.5
Settlements during the period		(15.0)	(2.4)
Fair value adjustments related to changes in the Company's own credit risk		45.0	(5.8)
Other fair value adjustments	[1]	(11.7)	21.8
Balance		161.9	273.5
Less: current portion of gold stream obligation				$ (18.3)	$ (24.5)
Non-current portion of gold stream obligation		$ 273.5	$ 246.5	$ 161.9	$ 273.5

[1]	Other fair value adjustments are included in the consolidated income statements.